FINANCIAL RISK MANAGEMENT ACTIVITIES - Foreign Exchange Risk (Details) - Foreign exchange risk - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash and cash equivalents | Australian dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	$ 149	$ 59	$ 47
Cash and cash equivalents | Ghanaian cedi
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	72	51	28
Borrowings | Tanzanian shilling
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	$ 117	$ 0	$ 126